Related Party Transactions (Tables)	6 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
Schedule of Compensation to Key Management Personnel for Services	The compensation to key management personnel for services they provide to the Company is as follows:
	Three months ended	Three months ended	Six months ended	Six months ended
	April 30,	April 30,	April 30,	April 30,
	2026	2025	2026	2025

Officers:
Consulting fees	$133,465	$84,557	$304,593	$168,557
Share based compensation	-	43,973	-	117,902
	$133,465	$128,530	$304,593	$286,459
Directors:
Directors’ fees	$148,462	$58,127	$330,492	$116,333
Share based compensation	-	69,226	-	186,821
	$148,462	$127,353	$330,492	$303,154

Schedule of Balances with Related Parties	Balances with related parties
	April 30,	October 31,
	2026	2025
Amounts owed to officers	$46,708	$29,761
Amounts owed to directors	51,093	30,471
	$97,801	$60,232